Loans and Borrowings - Summary of Loans and Borrowings (Parenthetical) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Promissory Note
Debt Instrument [Line Items]
Loans and borrowings		$ 10,000,000
Loans and borrowings, interest rate	10.00%	10.00%
Loans and borrowings, interest payable description	The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs.	The outstanding principal balance bears interest at the rate of 10.0% per annum, payable quarterly in arrears on the last day of each fiscal quarter during the term, commencing March 31, 2021
Loans and borrowings, payable date		Feb. 01, 2024
Loans and borrowings, interest rate during every three months	1.00%
Promissory Note | Minimum [Member]
Debt Instrument [Line Items]
Loans and borrowings	$ 10,000,000
Promissory Note | Maximum [Member]
Debt Instrument [Line Items]
Loans and borrowings	13,000,000
Commercial Paper Two [Member]
Debt Instrument [Line Items]
Loans and borrowings	$ 250,000
Loans and borrowings, interest rate	10.00%
Loans and borrowings, interest payable description	The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs.
Loans and borrowings, payable date	Feb. 01, 2024
Loans and borrowings, interest rate during every three months	1.00%